Electric plant, construction and related agreements (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of plant investments and related accumulated depreciation	A summary of our plant investments and related accumulated depreciation as of December 31, 2023 and 2022 is as follows:

	2023		2022
	(dollars in thousands)
Plant	Investment	Accumulated Depreciation	Investment	Accumulated Depreciation
In-service(1)
Owned property
Vogtle Units No. 1 & No. 2 (Nuclear – 30% ownership)	$3,035,806	$(1,948,158)	$3,024,112	$(1,916,942)
Vogtle Unit No. 3 (Nuclear – 30% ownership)	4,771,526	(43,418)	58,189	(8,627)
Hatch Units No. 1 & No. 2 (Nuclear – 30% ownership)	1,019,809	(559,001)	991,852	(533,771)
Wansley Units No. 1 & No. 2 (Fossil – 30% ownership)	24,710	(27,152)	20,312	(15,337)
Scherer Unit No. 1 (Fossil – 60% ownership)	1,372,241	(660,580)	1,378,904	(636,799)
Doyle (Combustion Turbine - 100% ownership)	148,902	(127,378)	145,780	(124,306)
Rocky Mountain Units No. 1, No. 2 & No. 3 (Hydro – 75% ownership)	618,955	(308,827)	616,278	(296,624)
Hartwell (Combustion Turbine - 100% ownership)	233,662	(131,434)	232,532	(125,092)
Hawk Road (Combustion Turbine - 100% ownership)	272,416	(79,985)	269,837	(74,685)
Talbot (Combustion Turbine - 100% ownership)	308,837	(167,033)	301,869	(162,137)
Chattahoochee (Combined cycle - 100% ownership)	343,531	(168,292)	324,310	(171,272)
BC Smith (Combined cycle - 100% ownership)	352,005	(126,886)	339,189	(121,318)
TA Smith (Combined cycle - 100% ownership)	689,198	(228,997)	686,517	(208,142)
Washington County (Combustion Turbine – 100% ownership)	171,034	(92,498)	170,432	(88,585)
Baconton (Combustion Turbine – 100% ownership)	32,987	(16,379)	—	—
Transmission plant	122,452	(65,784)	107,992	(64,785)
Other	101,061	(60,710)	106,424	(65,922)
Property under finance lease:
Scherer Unit No. 2 (Fossil – 60% leasehold)	795,698	(606,226)	794,830	(569,245)
Total in-service	$14,414,830	$(5,418,738)	$9,569,359	$(5,183,589)
Construction work in progress
Vogtle Unit No. 4	$3,128,720		$7,583,291

Environmental and other generation improvements	165,921	132,744
Total construction work in progress	$3,294,641	$7,716,035
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(1)Amounts include plant acquisition adjustments at December 31, 2023 of $290,725,000 and December 31, 2022 of $280,396,000.
(2)Plant Vogtle Unit No. 3 was placed in service on July 31, 2023.